Eaton Vance
Tax-Managed Value Fund
January 31, 2025 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2025, the value of the Fund’s investment in the Portfolio was $839,872,868 and the Fund owned 79.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio
January 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.1%
Security	Shares	Value
Aerospace & Defense — 1.4%
RTX Corp.	113,000	$ 14,571,350
		$ 14,571,350
Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	65,582	$ 7,491,432
		$ 7,491,432
Banks — 9.3%
Bank of America Corp.	207,757	$ 9,619,149
JPMorgan Chase & Co.	170,008	45,443,138
PNC Financial Services Group, Inc.	142,029	28,540,728
Wells Fargo & Co.	188,847	14,881,144
		$ 98,484,159
Biotechnology — 3.9%
AbbVie, Inc.	95,280	$ 17,521,992
Gilead Sciences, Inc.	121,198	11,780,446
Neurocrine Biosciences, Inc.(1)	78,417	11,905,269
		$ 41,207,707
Building Products — 0.7%
Carrier Global Corp.	113,000	$ 7,387,940
		$ 7,387,940
Capital Markets — 7.3%
Ameriprise Financial, Inc.	15,587	$ 8,469,352
Cboe Global Markets, Inc.	22,561	4,609,889
Charles Schwab Corp.	371,980	30,770,186
Goldman Sachs Group, Inc.	22,892	14,660,037
Interactive Brokers Group, Inc., Class A	85,314	18,550,676
		$ 77,060,140
Chemicals — 2.6%
FMC Corp.	172,993	$ 9,649,549
Linde PLC	40,582	18,104,442
		$ 27,753,991
Communications Equipment — 1.1%
Cisco Systems, Inc.	191,540	$ 11,607,324
		$ 11,607,324
Security	Shares	Value
Consumer Staples Distribution & Retail — 1.6%
BJ's Wholesale Club Holdings, Inc.(1)	168,470	$ 16,686,953
		$ 16,686,953
Containers & Packaging — 0.4%
Ball Corp.	69,035	$ 3,845,250
		$ 3,845,250
Electric Utilities — 2.0%
NextEra Energy, Inc.	297,770	$ 21,308,421
		$ 21,308,421
Electrical Equipment — 0.9%
Rockwell Automation, Inc.	33,916	$ 9,443,232
		$ 9,443,232
Electronic Equipment, Instruments & Components — 2.0%
Zebra Technologies Corp., Class A(1)	54,365	$ 21,307,818
		$ 21,307,818
Entertainment — 1.6%
Walt Disney Co.	147,913	$ 16,723,044
		$ 16,723,044
Financial Services — 3.3%
Fiserv, Inc.(1)	91,212	$ 19,705,440
Visa, Inc., Class A	44,697	15,277,435
		$ 34,982,875
Food Products — 0.7%
Nestle SA	90,000	$ 7,644,656
		$ 7,644,656
Ground Transportation — 1.2%
Union Pacific Corp.	50,876	$ 12,606,564
		$ 12,606,564
Health Care Equipment & Supplies — 2.2%
Stryker Corp.	58,093	$ 22,731,210
		$ 22,731,210
Health Care Providers & Services — 2.2%
McKesson Corp.	5,281	$ 3,140,875
UnitedHealth Group, Inc.	35,911	19,481,358
		$ 22,622,233

Tax-Managed Value Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 1.3%
D.R. Horton, Inc.	99,360	$ 14,099,184
		$ 14,099,184
Household Products — 1.6%
Clorox Co.	107,878	$ 17,118,081
		$ 17,118,081
Industrial Conglomerates — 3.5%
3M Co.	153,734	$ 23,398,315
Honeywell International, Inc.	59,519	13,315,590
		$ 36,713,905
Insurance — 3.8%
Arch Capital Group Ltd.	183,981	$ 17,123,112
Reinsurance Group of America, Inc.	33,595	7,654,957
Travelers Cos., Inc.	64,030	15,698,875
		$ 40,476,944
Interactive Media & Services — 2.7%
Alphabet, Inc., Class A	141,849	$ 28,940,033
		$ 28,940,033
Leisure Products — 1.0%
Hasbro, Inc.	186,946	$ 10,812,957
		$ 10,812,957
Life Sciences Tools & Services — 4.1%
Mettler-Toledo International, Inc.(1)	11,241	$ 15,337,670
Thermo Fisher Scientific, Inc.	45,967	27,476,774
		$ 42,814,444
Machinery — 7.8%
Ingersoll Rand, Inc.	287,559	$ 26,973,034
Otis Worldwide Corp.	56,500	5,391,230
Parker-Hannifin Corp.	32,913	23,271,137
Toro Co.	44,934	3,741,654
Westinghouse Air Brake Technologies Corp.	109,778	22,825,042
		$ 82,202,097
Metals & Mining — 0.7%
Alcoa Corp.	204,026	$ 7,206,198
		$ 7,206,198
Multi-Utilities — 3.3%
CMS Energy Corp.	111,375	$ 7,350,750
Security	Shares	Value
Multi-Utilities (continued)
Sempra	325,074	$ 26,958,387
		$ 34,309,137
Oil, Gas & Consumable Fuels — 5.3%
Chevron Corp.	182,306	$ 27,198,232
ConocoPhillips	123,922	12,247,211
EOG Resources, Inc.	51,427	6,469,003
EQT Corp.	78,727	4,024,524
Phillips 66	49,190	5,798,025
		$ 55,736,995
Pharmaceuticals — 7.0%
Bristol-Myers Squibb Co.	476,834	$ 28,109,364
Eli Lilly & Co.	14,882	12,070,493
Merck & Co., Inc.	167,049	16,507,782
Zoetis, Inc.	101,295	17,311,316
		$ 73,998,955
Residential REITs — 4.2%
AvalonBay Communities, Inc.	47,915	$ 10,613,651
Invitation Homes, Inc.	292,839	9,121,935
Mid-America Apartment Communities, Inc.	159,962	24,407,002
		$ 44,142,588
Semiconductors & Semiconductor Equipment — 3.6%
Micron Technology, Inc.	279,608	$ 25,511,434
QUALCOMM, Inc.	69,710	12,054,950
		$ 37,566,384
Software — 0.9%
Oracle Corp.	52,884	$ 8,993,453
		$ 8,993,453
Specialty Retail — 3.2%
Home Depot, Inc.	81,060	$ 33,395,099
		$ 33,395,099
Total Common Stocks (identified cost $463,073,840)		$1,043,992,753

Tax-Managed Value Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(2)	7,691,142	$ 7,691,142
Total Short-Term Investments (identified cost $7,691,142)		$ 7,691,142
Total Investments — 99.8% (identified cost $470,764,982)		$1,051,683,895
Other Assets, Less Liabilities — 0.2%		$ 1,996,078
Net Assets — 100.0%		$1,053,679,973
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts
The Portfolio did not have any open derivative instruments at January 31, 2025.
Affiliated Investments
At January 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $7,691,142, which represents 0.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$15,822,470	$32,961,390	$(41,092,718)	$ —	$ —	$7,691,142	$52,231	7,691,142
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Value Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

At January 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 45,663,077	$ —	$ —	$ 45,663,077
Consumer Discretionary	58,307,240	—	—	58,307,240
Consumer Staples	33,805,034	7,644,656	—	41,449,690
Energy	55,736,995	—	—	55,736,995
Financials	251,004,118	—	—	251,004,118
Health Care	203,374,549	—	—	203,374,549
Industrials	170,416,520	—	—	170,416,520
Information Technology	79,474,979	—	—	79,474,979
Materials	38,805,439	—	—	38,805,439
Real Estate	44,142,588	—	—	44,142,588
Utilities	55,617,558	—	—	55,617,558
Total Common Stocks	$1,036,348,097	$7,644,656*	$ —	$1,043,992,753
Short-Term Investments	$ 7,691,142	$ —	$ —	$ 7,691,142
Total Investments	$1,044,039,239	$7,644,656	$ —	$1,051,683,895
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.